LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.8%
	ALABAMA — 0.6%
245,000	Pell City Square Cooperative District	7.0000	04/01/44	$ 232,375

	ARIZONA — 8.2%
1,210,000	Arizona Industrial Development Authority (Arizona Christian University)(a)	5.6250	10/01/49	1,034,479
100,000	Arizona Industrial Development Authority (Pinecrest Academy of Northern Nevada)(a)	4.5000	07/15/29	95,374
150,000	Industrial Development Authority of the County of Pima (Career Success Schools)(a)	5.7500	05/01/50	144,611
100,000	Industrial Development Authority of the County of Pima (La Posada at Park Centre Inc Obligated Group)(a)	6.8750	11/15/52	105,099
185,000	Maricopa County Industrial Development Authority (Arizona Christian University)(a)	6.3750	10/01/54	179,211
245,000	Maricopa County Industrial Development Authority (Prescott Valley Charter School)(a)	7.1250	07/01/54	234,461
100,000	Sierra Vista Industrial Development Authority (American Leadership Academy Inc)(a)	5.0000	06/15/64	90,701
150,000	Sierra Vista Industrial Development Authority (Fit Kids Inc)(a)	6.3000	06/15/54	154,515
200,000	Sierra Vista Industrial Development Authority (Fit Kids Inc)(a)	6.3750	06/15/64	205,691
875,000	Sierra Vista Industrial Development Authority (Fit Kids Inc)(a)	5.7500	06/15/64	838,632
				3,082,774
	CALIFORNIA — 2.3%
925,000	California Public Finance Authority (P3 Irvine SL Holdings LLC Obligated Group)(a)	6.5000	06/01/54	865,860

	COLORADO — 5.2%
750,000	Colorado Health Facilities Authority (American Baptist Homes of the Midwest Obligated Group)	8.0000	08/01/43	469,230
760,000	Haymeadow Metropolitan District No 1 (Haymeadow Metropolitan District No 1)	6.1250	12/01/54	721,478
775,000	Mineral Business Improvement District(a)	5.7500	12/01/54	746,939
				1,937,647
	CONNECTICUT — 0.5%
175,000	Stamford Housing Authority (TJH Senior Living LLC Obligated Group)	6.5000	10/01/55	176,000

	FLORIDA — 2.8%
340,000	Capital Trust Agency, Inc. (Atlantic Housing Foundation Properties Obligated Group)(a)	6.0000	07/01/42	272,034
600,000	Capital Trust Agency, Inc. (Atlantic Housing Foundation Properties Obligated Group)(a)	6.3750	05/01/53	609,659

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.8% (Continued)
	FLORIDA — 2.8% (Continued)
200,000	Capital Trust Agency, Inc. (Franklin Academy Series 2020 Obligated Group)(a)	5.0000	12/15/50	$ 177,011
93,212	Collier County Industrial Development Authority (Arlington of Naples Obligated Group)(a) (b)	8.2500	05/15/49	9
325,353	Highlands County Health Facilities Authority (Trousdale Foundation Obligated Group)(a) (b)	6.0000	04/01/38	16,268
				1,074,981
	GEORGIA — 2.1%
375,000	Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area)(a)	5.5000	04/01/39	376,455
260,000	Development Authority of Bulloch County (Charter Conservatory for Liberal Arts & Technology Inc)(a)	6.7500	06/15/64	255,505
200,000	Fulton County Residential Care Facilities for the Elderly Authority (All Saints-St Luke's Episcopal Home for the Retired Obligated Group)	4.0000	04/01/56	150,670
				782,630
	IDAHO — 2.9%
150,000	Avimor Community Infrastructure District No 1(a)	5.8750	09/01/53	150,891
950,000	Avimor Community Infrastructure District No 1(a)	5.5000	09/01/53	918,104
				1,068,995
	ILLINOIS — 5.3%
100,000	City of Evanston IL (Roycemore School)(a)	4.3750	04/01/41	77,362
150,000	City of Evanston IL (Roycemore School)(a)	4.6250	04/01/51	109,155
300,000	Illinois Finance Authority (Chicago Theatre Group Inc)(a)	6.1250	10/01/50	299,790
150,000	Illinois Finance Authority (Plymouth Place Obligated Group)	5.0000	05/15/41	140,328
675,000	Illinois Finance Authority (Plymouth Place Obligated Group)	5.0000	05/15/51	584,490
750,000	Illinois Finance Authority (Rosalind Franklin University of Medicine and Science)(a)	5.2500	08/01/35	748,940
				1,960,065
	INDIANA — 3.0%
1,530,000	City of Anderson IN (Anderson University Inc/Indiana)	6.0000	10/01/42	1,114,366

	IOWA — 0.7%
100,000	Iowa Finance Authority (Union at the Marina LP)(a)	6.0000	11/01/42	95,793
190,000	Iowa Higher Education Loan Authority (Simpson College)	5.5000	11/01/51	165,665
				261,458
	KANSAS — 1.1%
200,000	City of Wichita KS (Presbyterian Manors Obligated Group)	5.8750	05/15/50	191,256
225,000	City of Wichita KS (Presbyterian Manors Obligated Group)	6.0000	05/15/54	216,124

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.8% (Continued)
	KANSAS — 1.1% (Continued)
				$ 407,380
	KENTUCKY — 2.1%
325,000	Kentucky Economic Development Finance Authority (Baptist Convalescent Center Obligated Group)	5.5000	11/15/27	302,368
525,000	Kentucky Economic Development Finance Authority (Baptist Convalescent Center Obligated Group)	6.0000	11/15/36	411,758
115,000	Kentucky Economic Development Finance Authority (Baptist Convalescent Center Obligated Group)	6.2500	11/15/46	80,111
				794,237
	LOUISIANA — 0.4%
200,000	Louisiana Public Facilities Authority (Grambling High Foundation Inc)(a)	5.2500	06/01/51	161,599

	MICHIGAN — 5.6%
725,000	Grand Rapids Economic Development Corporation (Clark Retirement Community Obligated Group)	5.5000	04/01/39	634,535
435,000	Grand Rapids Economic Development Corporation (Clark Retirement Community Obligated Group)	5.7500	04/01/49	352,753
190,000	Grand Rapids Economic Development Corporation (Clark Retirement Community Obligated Group)	5.7500	04/01/54	149,339
250,000	Michigan Finance Authority (Aquinas College)	4.0000	05/01/31	194,959
550,000	Michigan Finance Authority (Aquinas College)	5.0000	05/01/36	417,880
500,000	Michigan Finance Authority (Aquinas College)	5.0000	05/01/46	374,893
				2,124,359
	MINNESOTA — 0.7%
330,000	City of Blaine MN (Crest View Obligated Group)(b)	6.1250	07/01/45	181,500
125,000	City of Blaine MN (Crest View Obligated Group)(b)	6.1250	07/01/50	68,750
				250,250
	MONTANA — 2.3%
100,000	County of Gallatin MT (Bozeman Fiber Inc)(a)	4.0000	10/15/51	63,387
1,000,000	County of Gallatin MT (Bozeman Fiber Inc)(a)	0.0000	10/15/55	764,949
				828,336
	NEBRASKA — 2.4%
300,000	Douglas County Sanitary & Improvement District No 608	6.0000	12/15/32	287,893
625,000	Douglas County Sanitary & Improvement District No 608	7.1250	10/15/43	601,572
				889,465
	NEW HAMPSHIRE — 0.3%
50,000	New Hampshire Business Finance Authority (Christian Health Care Center Obligated Group)(a)	5.6250	07/01/46	47,456

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.8% (Continued)
	NEW HAMPSHIRE — 0.3% (Continued)
85,000	New Hampshire Business Finance Authority (Christian Health Care Center Obligated Group)(a)	5.7500	07/01/54	$ 79,336
				126,792
	NEW JERSEY — 1.0%
425,000	New Jersey Economic Development Authority (Jersey City Community Charter School Inc)	5.7500	07/01/47	381,105

	NEW YORK — 0.7%
300,000	Ulster County Capital Resource Corporation(a)	5.2500	09/15/42	258,378

	OHIO — 3.0%
100,000	City of Norwood OH (City of Norwood OH Rockwood Exchange Tax Increment Fund)	5.0000	12/01/41	96,808
150,000	County of Hardin OH (Ohio Northern University)(a)	5.5000	05/01/50	132,932
180,752	County of Montgomery OH (Trousdale Foundation Obligated Group)(a) (b)	6.2500	04/01/49	9,038
625,000	Marion Port Authority (Buckeye Community Schools Obligated Group)(a)	6.8750	12/01/59	633,600
250,000	Ohio Housing Finance Agency (Middletown Phase Two LP)	6.2500	03/01/26	250,687
				1,123,065
	OKLAHOMA — 1.1%
440,000	Oklahoma County Finance Authority (Santa Fe South Schools Inc)	6.1250	07/01/48	429,670

	OREGON — 0.6%
250,000	Oregon State Facilities Authority (Southern Oregon Goodwill Industries)	5.5000	12/01/54	241,048

	PENNSYLVANIA — 5.3%
370,000	Lehigh County General Purpose Authority (Lehigh Valley Dual Language Charter School)	7.0000	06/01/53	394,173
500,000	Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action Inc)	6.3750	06/01/40	494,454
950,000	Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action Inc)	6.5000	06/01/45	935,268
150,000	Philadelphia Authority for Industrial Development (Mathematics Science and Technology Community Charter School)	5.6250	08/01/36	150,764
				1,974,659
	PUERTO RICO — 0.0%(c)
6,000	Puerto Rico Sales Tax Financing Corp Sales Tax	4.5360	07/01/53	5,270

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.8% (Continued)
	SOUTH CAROLINA — 1.5%
50,000	South Carolina Jobs-Economic Development Authority (Hampton Regional Medical Center Obligated Group)	5.0000	11/01/42	$ 43,725
500,000	South Carolina Jobs-Economic Development Authority (Kiawah Life Plan Village Inc)	7.7500	11/15/58	526,164
				569,889
	TENNESSEE — 1.9%
265,000	Shelby County Health Educational & Housing Facilities (Luke Inc Obligated Group)(a)	5.5000	10/01/39	193,624
485,000	Shelby County Health Educational & Housing Facilities (Luke Inc Obligated Group)(a)	5.7500	10/01/49	334,138
305,000	Shelby County Health Educational & Housing Facilities (Luke Inc Obligated Group)(a)	5.7500	10/01/54	204,449
				732,211
	TEXAS — 6.6%
40,000	Arlington Higher Education Finance Corporation (School of Excellence in Education)(a)	6.3750	02/15/52	39,639
150,000	New Hope Cultural Education Facilities Finance (Bella Vida Forefront Living Obligated Group)	6.5000	10/01/55	147,122
35,000	New Hope Cultural Education Facilities Finance Corporation (Army Retirement Residence Obligated Group)	5.7500	07/15/52	34,338
170,000	Newark Higher Education Finance Corporation (A+ Charter Schools Inc)(a)	5.7500	08/15/45	170,189
800,000	Port Beaumont Navigation District (Allegiant Industrial Island Park LLC)(a)(b)	8.0000	02/01/39	720,000
465,000	San Antonio Education Facilities Corporation (Hallmark University Inc)(a)	5.0000	10/01/41	377,248
1,290,000	San Antonio Education Facilities Corporation (Hallmark University Inc)(a)	5.0000	10/01/51	972,372
				2,460,908
	UTAH — 1.3%
500,000	Firefly Public Infrastructure District No 1(a)	6.6250	03/01/54	504,066

	VERMONT — 3.6%
775,000	East Central Vermont Telecommunications District(a)	6.1250	12/01/40	775,008
175,000	East Central Vermont Telecommunications District	5.6000	12/01/43	162,563
120,000	East Central Vermont Telecommunications District(a)	6.8750	12/01/46	124,717
440,000	East Central Vermont Telecommunications District(a)	4.5000	12/01/50	324,351
				1,386,639
	VIRGINIA — 1.0%
55,000	James City County Economic Development Authority (Williamsburg Landing Inc Obligated Group)	6.8750	12/01/58	58,846
175,000	Peninsula Town Center Community Development	5.0000	09/01/45	160,678
120,000	Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group)	7.0000	09/01/53	132,256

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025
Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 96.8% (Continued)
	VIRGINIA — 1.0% (Continued)
				$ 351,780
	WASHINGTON — 2.5%
300,000	Washington State Housing Finance Commission (Bayview Manor Homes Obligated Group)(a)	6.0000	07/01/59	303,613
675,000	Washington State Housing Finance Commission (German Retirement Home of the State of Washington Obligated Group)(a)	5.8750	01/01/59	649,865
				953,478
	WISCONSIN — 18.2%
300,000	Public Finance Authority(a)	5.5000	11/15/32	292,493
100,000	Public Finance Authority (Carver Gardens LLC)	4.6500	12/01/35	83,343
150,000	Public Finance Authority (Cedars Obligated Group)(a)	4.2500	05/01/29	137,906
645,000	Public Finance Authority (Cedars Obligated Group)(a)	5.5000	05/01/39	544,937
1,740,000	Public Finance Authority (Cedars Obligated Group)(a)	5.7500	05/01/54	1,302,959
225,000	Public Finance Authority (Cincinnati Classical Academy)(a)	6.0000	06/15/64	215,301
515,254	Public Finance Authority (Goodwill Industries of Southern Nevada Inc)	5.7500	12/01/48	439,271
325,000	Public Finance Authority (Guilford Charter School Corp)(a)	5.0000	04/01/47	282,451
500,000	Public Finance Authority (Guilford Charter School Corp)(a)	5.0000	04/01/57	416,554
300,000	Public Finance Authority (Lehigh Valley Health Network Inc)(a)	7.5000	12/01/52	305,512
100,000	Public Finance Authority (Town of Scarborough ME Downtown Omnibus Municipal Development & TIF District)(a)	5.0000	08/01/39	95,909
100,000	Public Finance Authority (Unity Classical Charter School; A Challenge Foundation Academy)(a)	6.8750	07/01/53	101,966
1,295,000	Public Finance Authority (WFCS Holdings LLC)(a)	5.0000	01/01/55	1,145,078
250,000	Wisconsin Health & Educational Facilities (American Baptist Homes of the Midwest Obligated Group)	5.0000	08/01/37	167,606
225,000	Wisconsin Health & Educational Facilities (Chiara Communities Inc)	7.0000	07/01/43	196,943
225,000	Wisconsin Health & Educational Facilities (Chiara Communities Inc)	5.0000	07/01/53	183,131
700,000	Wisconsin Health & Educational Facilities (Chiara Housing & Services Inc Obligated Group)	5.8750	07/01/55	680,468
200,000	Wisconsin Health & Educational Facilities (PHW Menomonee Falls Inc)	6.0000	10/01/54	198,045
				6,789,873
	TOTAL MUNICIPAL BONDS (Cost $38,276,512)			36,301,608

LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2025

Shares		Fair Value
SHORT-TERM INVESTMENTS — 1.8%
MONEY MARKET FUNDS - 1.8%
684,296	Federated Institutional Tax-Free Cash Trust, 3.87%(d) (Cost $684,296)	$ 684,296

	TOTAL INVESTMENTS - 98.6% (Cost $38,960,808)	$ 36,985,904
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.4%	522,646
	NET ASSETS - 100.0%	$ 37,508,550

LLC	- Limited Liability Company

(a) (b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of April 30, 2025 the total market value of 144A securities is $21,487,570 or 57.3% of net assets.

Represents issuer in default on interest payments; non-income producing security.

(c)	Percentage rounds to less than 0.1%.
(d)	Rate disclosed is the seven day effective yield as of April 30, 2025.